Capital - Capital Measure (Details) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Capital
Group shareholder GWS capital resources	$ 16.9	$ 12.8
Increase in eligible group capital resources		$ 1.6